CONSOLIDATED STATEMENT OF STOCKHOLDERS' EQUITY (USD $)	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Income (Loss)	Accumulated Deficit	Total
Beginning Balance, Amount at Dec. 31, 2011	$ 165,574,192	$ 17,420,307	$ 1,901,351	$ (125,830,658)	$ 59,065,192
Beginning Balance, Shares at Dec. 31, 2011	127,016,788
Exercise of over allotment, Shares	1,320,455
Exercise of over allotment, Amount	1,628,583				1,628,583
Exercise of stock options, Shares	0
Exercise of stock options, Value	(44,679)	44,679
Mineral property interests, Shares	540,000
Mineral property interests, Amount	378,776				378,776
Stock-based compensation		1,207,878			1,207,878
Share issuance costs	(108,058)				(108,058)
Foreign currency translation adjustment			1,351,668		1,351,668
Net loss				(15,196,129)	(15,196,129)
Ending Balance, Amount at Dec. 31, 2012	167,428,814	18,672,864	3,253,019	(141,026,787)	48,327,910
Ending Balance, Shares at Dec. 31, 2012	128,877,243
Private Placements, Shares	17,857,142
Private Placements, Amount	9,722,897				9,722,897
Stock-based compensation		1,422,297			1,422,297
Share issuance costs	(86,636)				(86,636)
Foreign currency translation adjustment			(2,787,404)		(2,787,404)
Net loss				(11,422,025)	(11,422,025)
Ending Balance, Amount at Dec. 31, 2013	177,065,075	20,095,161	465,615	(152,448,812)	45,177,039
Ending Balance, Shares at Dec. 31, 2013	146,734,385
Mineral property interests, Shares	250,000
Mineral property interests, Amount	73,618				73,618
Stock-based compensation		251,390			251,390
Foreign currency translation adjustment			(3,315,737)		(3,315,737)
Net loss				(8,669,188)	(8,669,188)
Ending Balance, Amount at Dec. 31, 2014	$ 177,138,693	$ 20,346,551	$ (2,850,122)	$ (161,118,000)	$ 33,517,122
Ending Balance, Shares at Dec. 31, 2014	146,984,385